Summary of Significant Accounting Policies - Schedule of Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Aircraft
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
IT software and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
IT software and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years